Goodwill and Other Intangibles	12 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangibles
8. Goodwill and Other Intangibles
The following tables present activity in the Company’s goodwill and finite-lived and indefinite-lived intangible assets for the year ended March 31, 2023, the three months ended March 31, 2022, and the year ended December 31, 2021.

(Dollars in thousands)	March 31, 2022	Additions1	Reporting Unit Allocation	Impairment	March 31, 2023	Amortization Period
Goodwill	$2,367,750	$176	$(2,367,926)	$—	$—	Indefinite
Ben Liquidity	—	—	1,725,880	—	1,725,880	Indefinite
Ben Custody	—	—	594,219	—	594,219	Indefinite
Ben Insurance	—	—	37,942	—	37,942	Indefinite
Ben Markets	—	—	9,885	—	9,885	Indefinite

Total Goodwill	2,367,750	176	—	—	2,367,926	Indefinite
Insurance license	3,100	—	—	—	3,100	Indefinite

Total goodwill and intangible assets	$2,370,850	$176	$—	$—	$2,371,026

1	The additional goodwill resulted from the purchase of MHT Securities, as discussed in Note 1.

(Dollars in thousands)	December 31, 2021	Impairment	March 31, 2022	Amortization Period
Goodwill	$2,367,750	$—	$2,367,750	Indefinite
Insurance license	3,100	—	3,100	Indefinite

Total goodwill and intangible assets	$2,370,850	$—	$2,370,850

(Dollars in thousands)	December 31, 2020	Amortization	Impairment	December 31, 2021	Amortization Period
Goodwill	$2,367,750	$—	$—	$2,367,750	Indefinite
Non-compete agreement	185	(185)	—	—	2 years
Insurance license	3,100	—	—	3,100	Indefinite

Total goodwill and intangible assets	$2,371,035	$(185)	$—	$2,370,850

(Dollars in thousands)	December 31, 2019	Amortization	Impairment	December 31, 2020	Amortization Period
Goodwill	$2,367,750	$—	$—	$2,367,750	Indefinite
Non-compete agreement	349	(164)	—	185	3 years
Insurance license	3,100	—	—	3,100	Indefinite

Total goodwill and intangible assets	$2,371,199	$(164)	$—	$2,371,035

Barring a triggering event that suggests possible impairment, the Company conducts impairment tests for goodwill and indefinite-lived assets during the fourth quarter each fiscal year, using generally accepted valuation methods. The Company conducted the annual impairment test for the year ended March 31, 2023 and the three months ended March 31, 2022 on January 1. The Company conducted the annual impairment test for the years ended December 31, 2021 and 2020 on October 1. As previously disclosed in Note 2, this change in date for impairment testing is considered a change in accounting principle as the impairment test for the years ended December 31, 2021 and 2020 was for the twelve months ended. The Company determined there was no impairment of goodwill or indefinite-lived intangible assets during the year ended March 31, 2023, the three months ended March 31, 2022, or the years ended December 31, 2021 and 2020.
For 2021, 2022, and 2023, the Company used a linear interpolation method to estimate the enterprise value between two valuation dates, which were each valued using third-party market transactions involving the Company’s equity securities. The significant assumptions used in these two approaches include growth rates and the weighted-average cost of capital used to discount future cash flows. The Company believes that the linear interpolation methodology provides the most reasonable basis for the valuation of its enterprise value because the Company did not identify any significant events that occurred during the intervening periods that would have caused a material change in fair value.
Prior to 2023, the Company had one reporting unit. As previously mentioned, Ben filed a Registration Statement on Form
S-4
on December 9, 2022, which initiated the requirement for Ben to comply with segment reporting and thus allocate its goodwill to its reporting units based on their relative fair values. As such, for 2023, the Company allocated the total enterprise value to each of its reporting units. This allocation involved the use of multiple assumptions, including estimated discounted cash flows and other estimates that may change over time. For example, a key assumption in determining the allocation of Ben’s overall enterprise value to each of our reporting units involves the use of forecasted free cash flows generated by our business over the next five years and includes assumptions regarding expected growth of new service offerings and products. While our assumption reflects management’s best estimates of future performance, predicting the rate of growth attributable to newly launched products results in increased estimation uncertainty.
For 2020, two valuation approaches were used in the assessment. The income approach, comprised of the discounted cash flow method, and the market approach, comprised of the guideline public company method were completed. Significant assumptions utilized in the discount cash flow method include management operating forecasts and the discount rate. Significant assumptions used in the guideline public company method include management revenue forecasts.
Finally, management has determined that none of the Company’s goodwill is deductible for tax purposes
.